Other Current Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Current portion of long-term compensation liability	CAD 17.7	CAD 0.0
Lease inducement	3.4	0.0
Onerous contracts provision	2.9	0.0
Decommissioning liability	33.7	23.7
Other current liabilities	CAD 57.7	CAD 23.7